Note 14 - Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	May 31, 2017	Dec. 31, 2015	Mar. 31, 2015
Statement Line Items [Line Items]
Services to be received, related party transactions, maximum			$ 300,000		$ 200,000
Services received, related party transactions	$ 240,000	$ 168,000
Amounts payable, related party transactions	$ 484,000	$ 261,000		$ 9,000